Leases - Narrative (Details) $ in Millions		12 Months Ended
	Mar. 01, 2022 lease	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) lease	Dec. 31, 2018 lease
Leases [Abstract]
Right of use lease asset, current		$ 0.5	$ 0.2
Right-of-use lease asset, non-current		$ 1.7	1.3
Operating lease, weighted average remaining lease term		5 years
Operating lease, weighted-average discount rate, percent		6.60%
Lessee, Lease, Description [Line Items]
Number of onerous leases | lease				2
Sublease income		$ 0.3	2.4
Operating lease expense		7.9	4.1
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Operating lease expense		1.7	1.1
Operating Expense
Lessee, Lease, Description [Line Items]
Operating lease expense		6.2	$ 3.0
Beverwijk
Lessee, Lease, Description [Line Items]
Number of onerous leases, expired during the period | lease			1
Houston
Lessee, Lease, Description [Line Items]
Number of onerous leases, expired during the period | lease	1
Houston | General and Administrative Expense
Lessee, Lease, Description [Line Items]
Sublease income		0.2	$ 1.8
Houston | Onerous Lease Liability
Lessee, Lease, Description [Line Items]
Sublease income		$ 0.1	$ 0.6